Equity Investments - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity investment impairment loss	[1]	$ 3,110
Fort Union [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value					$ (3,100)
Equity investment ownership percentage					14.81%
Equity investment impairment loss		3,110	[1]	$ 3,000
Rendezvous [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value					$ 34,300
Equity investment impairment loss	[1]	0
White Cliffs [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value					$ (6,400)
Equity investment impairment loss	[1]	$ 0
White Cliffs [Member] | Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment ownership percentage					0.40%
Whitethorn [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment difference between carrying and underlying value					$ (39,100)

[1]	Recorded in Impairments in the consolidated statements of operations.